Lease obligations	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Lease obligations

13. Lease obligations

The lease obligations as at December 31, 2019 are as follows:

$

Balance – January 1, 2019	243,818
Add: Interest Expense	15,258
Less: Lease Payments	(56,207)
Balance – December 31, 2019	202,869

Current	56,207
Non-current	146,662
Balance – December 31, 2019	202,869

Lease obligations are related to the Company's office lease. As of December 31, 2019, the Company did not occupy the leased premise and was in the process of subleasing the space. Subsequent to December 31, 2019 the Company subleased the premise.

The following table sets out a maturity analysis of the lease payments payable, showing the undiscounted lease payments to be paid on an annual basis, reconciled to the lease obligation.

$

Less than one year	56,206
One to two years	59,642
Two to three years	59,954
Three to four years	59,954
Therafter	—

Total undiscounted lease payments payable	235,756
Less: impact of present value	(32,887)

Balance as at December 31, 2019	202,869